Commitments, contingencies and guarantees - Additional information (Detail) ¥ in Millions, $ in Millions, ₨ in Billions		1 Months Ended						12 Months Ended
	May 20, 2021 EUR (€)	Mar. 31, 2025 EUR (€)	Nov. 30, 2023 USD ($)	Aug. 31, 2022 INR (₨)	May 31, 2019 EUR (€)	Jan. 31, 2018 EUR (€)	Sep. 30, 2017 USD ($)	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)	Jun. 23, 2025 JPY (¥)	Mar. 31, 2025 EUR (€)	May 22, 2018 EUR (€)	Jun. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)
Contingencies
Current estimate of maximum reasonably possible loss										¥ 52,000
Repurchase claims								¥ 3,203
Other Liabilities [Member]
Contingencies
Liability in respect of outstanding and unsettled investigations								14,240	¥ 21,177
Two actions by Fairfield Sentry Ltd. and Fairfield Sigma Ltd. [Member]
Contingencies
Recovery of payment | $													$ 34.0
Claim filed by the Madoff Trustee [Member]
Contingencies
Recovery of payment | $														$ 24.4
Action by Alken Fund Sicav and Alken Luxembourg S.A [Member]
Contingencies
Amount of damages sought | €						€ 434,000,000
Action by York Global Finance Offshore BDH (Luxembourg) Sarl and a number of seemingly related funds [Member]
Contingencies
Amount of damages sought | €					€ 186,700,000
Action by the Commissione Nazionale per le Societa e la Borsa [Member]
Contingencies
Amount of fine payment, due to vicarious liability | €												€ 100,000
Action By European Commission For Infringing The Competition Law [Member]
Contingencies
Loss contingency accrual provision | €	€ 129,600,000	€ 125,600,000
Action by FT Syndicate Banks [Member]
Contingencies
Syndicate term loan | $							$ 100.0
Amount of damages sought | $			$ 63.0				$ 68.0
Action By Bombay High Court [Member] | Nomura Financial Advisory and Securities (India) Private Limited [Member]
Contingencies
Amount of damages sought | ₨				₨ 5.2
Action by Prosecutor of the Court of Auditors in Italy [Member]
Contingencies
Civil damages | €											€ 122,800,000
Other commitments [Member]
Commitments and Contingencies Disclosure [Line Items]
Purchase obligations for goods or services								91,877
Resale agreements								1,880,000	2,926,000
Repurchase agreements								1,305,000	1,408,000
Commitments to purchase client notes								33,000	17,000
Other commitments [Member] | Maintenance Agreements [Member]
Commitments and Contingencies Disclosure [Line Items]
Purchase obligations for goods or services								¥ 91,877	¥ 94,478